UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02688

Name of Fund: BlackRock Municipal Bond Fund, Inc.

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock Short-Term Municipal Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2014

Date of reporting period: 03/31/2014

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 2.5%
Alabama State Docks Department, Refunding RB, 6.00%, 10/01/40	$710	$803,585
City of Phenix Alabama IDB, Refunding RB, Meadwestvaco Coated Board Project, Series A, AMT, 4.13%, 5/15/35	1,750	1,432,515
County of Jefferson Alabama, RB, Limited Obligation Schools, Series A, 4.75%, 1/01/25	2,180	2,074,292
County of Jefferson Alabama Sewer Revenue, Refunding RB, Senior Lien:
Convertible CAB, Series C (AGM), 6.50%, 10/01/38 (a)	385	222,503
Convertible CAB, Series C (AGM), 6.60%, 10/01/42 (a)	335	192,833
Series A (AGM), 5.00%, 10/01/44	365	365,317
Series A (AGM), 5.25%, 10/01/48	1,010	1,016,939
Sub-Lien, Series D, 7.00%, 10/01/51	2,355	2,578,536

		8,686,520

Alaska — 0.9%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	1,120	1,059,744
5.00%, 6/01/32	1,500	1,154,475
5.00%, 6/01/46	1,620	1,123,130

		3,337,349

Arizona — 1.2%
City of Phoenix Arizona IDA, ERB:
Eagle College Prep Project, Series A, 5.00%, 7/01/43	1,445	1,309,300
Great Hearts Academies - Veritas Project, 6.40%, 7/01/47	415	416,328
City of Phoenix Arizona IDA, Refunding RB, America West Airlines, Inc. Project, AMT, 6.30%, 4/01/23	1,000	1,002,090
County of Maricopa Arizona IDA, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	70	63,384

Municipal Bonds	Par (000)	Value

Arizona (concluded)
Florence Town Inc., IDA, ERB, Legacy Traditional School Project, Queen Creek and Casa Grande Campuses, 6.00%, 7/01/43	$1,375	$1,290,465
University Medical Center Corp. Arizona, RB, 6.25%, 7/01/29	180	196,767

		4,278,334

Arkansas — 0.2%
County of Benton Arkansas Public Facilities Board, RB, BCCSO Project, Series A, 6.00%, 6/01/40	750	799,965

California — 6.1%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,000	1,137,570
Sutter Health, Series B, 6.00%, 8/15/42	1,000	1,165,870
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	265	292,891
California HFA, RB, S/F Housing, Home Mortgage, Series I, AMT, 4.80%, 8/01/36	1,500	1,444,185
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 7/01/37 (b)	775	761,344
California School Finance Authority, RB, Value Schools:
6.65%, 7/01/33	295	302,971
6.90%, 7/01/43	650	666,913
California Statewide Communities Development Authority, RB, Series A:
American Baptist Homes of the West, 5.00%, 10/01/43	1,000	958,370
Sutter Health, 6.00%, 8/15/42	400	466,348
California Statewide Communities Development Authority, Refunding RB, American Baptist Homes of the West, 6.25%, 10/01/39	2,575	2,720,513
California Statewide Financing Authority, RB, Tobacco Settlement:
Series A, 6.00%, 5/01/43	2,500	2,469,350

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2014	1

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)
California Statewide Financing Authority, RB, Tobacco Settlement (concluded):
Series B, 6.00%, 5/01/43	$2,090	$2,064,377
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	500	569,955
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	310	360,496
6.50%, 5/01/42	760	881,243
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	240	265,529
County of Riverside California Transportation Commission, RB, Senior Lien, Series A, 5.75%, 6/01/48	2,115	2,197,844
County of San Marcos California Unified School District, GO, CAB, Election of 2010, Series B, 0.00%, 8/01/51 (c)	4,425	632,598
Lammersville School District Community Facilities District, Special Tax Bonds, District No. 2002, Mountain House, 5.13%, 9/01/35	325	327,493
Successor Agency to the City & County San Francisco California Redevelopment Agency, Special Tax Bonds, Community Facilities District No. 6 (Mission Bay South Public Improvements), Series C, CAB, 0.00%, 8/01/43 (c)	3,000	511,890
Temecula Public Financing Authority, Refunding, Special Tax Bonds, Harveston, Sub-Series B, 5.10%, 9/01/36	165	156,209
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 6/01/25	1,385	1,334,891

		21,688,850

Municipal Bonds	Par (000)	Value

Colorado — 1.7%
Colorado Educational & Cultural Facilities Authority, RB, Littleton Preparatory Charter School Project:
5.00%, 12/01/33	$450	$407,569
5.00%, 12/01/42	545	466,842
Denver Convention Center Hotel Authority, Refunding RB, Senior (Syncora), 5.00%, 12/01/30	1,175	1,190,851
Plaza Metropolitan District No. 1 Colorado, Refunding, Tax Allocation Bonds, Public Improvement Fee, Tax Increment, 5.00%, 12/01/40	425	416,445
Regional Transportation District, RB, Denver Transit Partners Eagle P3 Project:
6.00%, 1/15/34	1,500	1,586,580
6.00%, 1/15/41	1,000	1,054,960
Tallyn's Reach Metropolitan District No. 3, GO, Refunding, Limited Tax, 5.13%, 11/01/38	1,035	995,328

		6,118,575

Connecticut — 0.2%
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, 6.25%, 1/01/31	605	605,127

Delaware — 0.8%
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	2,775	2,804,554

District of Columbia — 2.0%
District of Columbia, RB, Methodist Home District of Columbia, Series A:
7.38%, 1/01/30	310	310,642
7.50%, 1/01/39	500	500,725
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed:
6.50%, 5/15/33	2,510	2,644,059
6.75%, 5/15/40	385	381,739
Metropolitan Washington Airports Authority, Refunding RB:
1st Senior Lien, Series A, 5.00%, 10/01/39	185	191,924
1st Senior Lien, Series A, 5.25%, 10/01/44	1,610	1,681,001

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2014	2

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

District of Columbia (concluded)
Metropolitan Washington Airports Authority, Refunding RB (concluded):
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/30 (c)	$3,005	$1,312,464

		7,022,554

Florida — 7.4%
Boggy Creek Improvement District, Refunding RB, Special Assessment Bonds, 5.13%, 5/01/43 (b)	1,465	1,379,591
County of Alachua Florida Health Facilities Authority, RB, East Ridge Retirement Village, Inc. Project, 6.25%, 11/15/44	2,000	2,003,660
County of Collier Florida IDA, Refunding RB, Arlington of Naples Project, Series A, 8.13%, 5/15/44 (b)	1,490	1,513,885
County of Hillsborough Florida IDA, RB:
National Gypsum Co., Series B, AMT, 7.13%, 4/01/30	1,500	1,500,495
Tampa General Hospital Project, 5.25%, 10/01/41	895	909,857
County of Martin Florida IDA, Refunding RB, Indiantown Cogeneration, L.P. Project, AMT, 4.20%, 12/15/25	1,750	1,637,002
County of Palm Beach Florida Health Facilities Authority, RB, Acts Retirement Life Community, 5.50%, 11/15/33	1,500	1,550,280
Greater Orlando Aviation Authority Florida, Refunding RB, Special Purpose, Jetblue Airways Corp. Project, AMT, 5.00%, 11/15/36	2,000	1,820,760
Greeneway Improvement District, RB, Special Assessment Bonds, 5.13%, 5/01/43	1,475	1,389,007
Highland Meadows Community Development District, Special Assessment Bonds, Series A, 5.50%, 5/01/36 (d)(e)	490	191,423
Jacksonville Economic Development Commission, RB, Gerdau Ameristeel US, Inc., AMT, 5.30%, 5/01/37	3,300	3,135,594

Municipal Bonds	Par (000)	Value

Florida (concluded)
Lakewood Ranch Stewardship District, Refunding, Special Assessment Bonds, Lakewood Center & New Sector Projects, 8.00%, 5/01/40	$515	$635,582
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/40	1,450	1,638,427
Pine Island Community Development District, RB, 5.30%, 11/01/10 (d)(e)	1,355	759,207
Santa Rosa Bay Bridge Authority, RB, 6.25%, 7/01/28 (d)(e)	457	187,430
Tolomato Community Development District, Refunding, CAB Special Assessment Bonds:
Series A-1, 6.65%, 5/01/40	140	140,784
Convertible Series A-2, 6.61%, 5/01/39 (a)	40	29,240
Convertible Series A-3, 6.61%, 5/01/40 (a)	90	53,591
Convertible Series A-4, 6.61%, 5/01/40 (a)	50	22,032
Tolomato Community Development District (d)(e):
Series 1, 6.65%, 5/01/40	5	5,028
Series 2, 6.65%, 5/01/40	330	188,803
Series 3, 6.65%, 5/01/40	105	1
Viera East Community Development District, Refunding, Special Assessment Bonds, 5.00%, 5/01/26	640	616,378
Village Community Development District No. 9, Special Assessment Bonds:
7.00%, 5/01/41	1,605	1,923,464
5.50%, 5/01/42	570	597,223
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	1,855	1,770,041
Watergrass Community Development District, Special Assessment Bonds, Series A, 5.38%, 5/01/39	650	420,472

		26,019,257

Georgia — 0.4%
County of Clayton Georgia, Tax Allocation Bonds, Ellenwood Project, 7.50%, 7/01/33	240	245,801

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2014	3

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Georgia (concluded)
County of Clayton Georgia Development Authority, Refunding RB, Delta Air Lines, Inc. Project, Series A, 8.75%, 6/01/29	$635	$767,073
County of Gainesville & Hall Georgia Development Authority, Refunding RB, Acts Retirement Life Community, Series A-2, 6.63%, 11/15/39	220	239,338

		1,252,212

Guam — 2.2%
Guam Government Waterworks Authority, RB, Water & Wastewater System:
5.25%, 7/01/33	910	941,604
5.50%, 7/01/43	1,520	1,579,721
Guam Government Waterworks Authority, Refunding RB, Water & Wastewater System, 6.00%, 7/01/25	735	749,538
Territory of Guam, GO, Series A:
6.00%, 11/15/19	100	107,321
6.75%, 11/15/29	1,650	1,745,189
7.00%, 11/15/39	2,660	2,816,275

		7,939,648

Idaho — 0.1%
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	265	265,321

Illinois — 5.5%
City of Chicago Illinois, GO, Refunding Series A, 5.00%, 1/01/36	3,000	2,964,510
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	3,040	3,099,371
Illinois Finance Authority, RB, Lake Forest College, Series A, 6.00%, 10/01/48	1,700	1,750,133
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	1,400	1,530,326
Friendship Village of Schaumburg, 7.13%, 2/15/39	1,000	1,026,210
Lutheran Home & Services Obligated Group, 5.63%, 5/15/42	1,605	1,489,777

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Illinois Finance Authority, Refunding RB (concluded):
Roosevelt University Project, 6.50%, 4/01/44	$830	$851,149
Swedish Covenant, Series A, 6.00%, 8/15/38	1,000	1,053,910
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 6/15/44 (c)	3,455	643,908
Quad Cities Regional EDA, Refunding RB, Augustana College, 4.75%, 10/01/32	675	667,629
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	390	447,845
State of Illinois, GO, Series A:
5.00%, 4/01/35	1,460	1,501,566
5.00%, 4/01/38	2,190	2,232,924

		19,259,258

Indiana — 2.1%
City of Carmel Indiana, RB, Barrington Carmel Project, Series A:
7.13%, 11/15/42	1,500	1,551,690
7.13%, 11/15/47	1,500	1,547,415
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	525	556,069
7.00%, 1/01/44	1,270	1,353,871
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges East End Crossing Project, Series A, AMT:
5.00%, 7/01/44	370	366,552
5.00%, 7/01/48	1,230	1,208,131
Indiana Finance Authority, Refunding RB, Marquette Project, 5.00%, 3/01/39	725	701,894
Indiana Health Facility Financing Authority, Refunding RB, Methodist Hospital, Inc., 5.38%, 9/15/22	185	185,203

		7,470,825

Iowa — 3.5%
Iowa Finance Authority, Refunding RB:
Development, Care Initiatives Project, Series A, 5.00%, 7/01/19	500	513,825

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2014	4

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Iowa (concluded)
Iowa Finance Authority, Refunding RB (concluded):
Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.50%, 12/01/22	$3,295	$3,294,736
Sunrise Retirement Community Project, 5.50%, 9/01/37	890	794,405
Sunrise Retirement Community Project, 5.75%, 9/01/43	1,385	1,237,858
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, Senior Series A-1, 5.00%, 12/01/21	4,125	4,251,349
Iowa Tobacco Settlement Authority, Refunding RB, Series C, 5.38%, 6/01/38	3,075	2,421,655

		12,513,828

Kentucky — 0.0%
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/24 (c)	250	157,403

Louisiana — 1.9%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-2, 6.50%, 11/01/35	1,630	1,791,500
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.75%, 5/01/41	645	690,563
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.25%, 5/15/35	3,910	4,053,145

		6,535,208

Maine — 0.3%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 7/01/41	1,075	1,151,024

Maryland — 1.4%
City of Gaithersburg Maryland, Refunding RB, Asbury Maryland Obligation, Series B, 6.00%, 1/01/23	750	814,283

Municipal Bonds	Par (000)	Value

Maryland (concluded)
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 7/01/43	$1,910	$2,013,808
County of Howard Maryland, Refunding RB, Vantage House Facility, Series A, 5.25%, 4/01/33	500	444,590
Maryland EDC, RB:
Term Project, Series B, 5.75%, 6/01/35	1,500	1,548,750
Transportation Facilities Project, Series A, 5.75%, 6/01/35	265	273,613

		5,095,044

Massachusetts — 2.2%
Massachusetts Development Finance Agency, RB:
Foxborough Regional Charter School, Series A, 7.00%, 7/01/42	350	386,155
Linden Ponds, Inc. Facility, Series A-1, 6.25%, 11/15/39	353	293,352
Linden Ponds, Inc. Facility, Series A-2, 5.50%, 11/15/46	19	13,441
Linden Ponds, Inc. Facility, Series B, 0.00%, 11/15/56 (c)	94	448
North Hill Communities Issue, Series A, 6.50%, 11/15/43	1,480	1,475,989
Massachusetts Development Finance Agency, Refunding RB:
Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42	3,000	2,921,910
Eastern Nazarene College, 5.63%, 4/01/29	500	500,175
Seven Hills Foundation & Affiliates (Radian), 5.00%, 9/01/35	1,500	1,427,970
Tufts Medical Center, Series I, 6.75%, 1/01/36	510	586,031

		7,605,471

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2014	5

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan — 2.4%
City of Detroit Michigan, GO, Taxable Capital Improvement, Limited Tax (d)(e):
Series A-1, 5.00%, 4/01/16	$350	$98,000
Series A-2, 8.00%, 4/01/14	1,715	480,200
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A:
5.00%, 7/01/32	960	909,302
5.25%, 7/01/39	1,660	1,571,107
County of Monroe Michigan Hospital Finance Authority, Refunding RB, Mercy Memorial Hospital Corp. Obligation, 5.50%, 6/01/35	1,565	1,571,198
Kentwood EDC, Refunding RB, Limited Obligation, Holland Home, 5.63%, 11/15/41	1,000	968,620
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/39	915	1,111,304
State of Michigan Hospital Finance Authority, Refunding RB, Henry Ford Health, 5.75%, 11/15/39	1,710	1,791,687

		8,501,418

Minnesota — 0.1%
St. Paul Housing & Redevelopment Authority, RB, Nova Classical Academy, Series A, 6.63%, 9/01/42	500	528,320

Missouri — 0.9%
City of Kansas Missouri, Tax Allocation Bonds, Kansas City MainCor Project, Series A, 5.25%, 3/01/18 (f)	400	441,076
Kirkwood IDA Missouri, RB, Aberdeen Heights, Series A, 8.25%, 5/15/39	435	492,329
Poplar Bluff Regional Transportation Development District, RB, 4.75%, 12/01/42	2,200	2,097,238

		3,030,643

Nebraska — 0.2%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	780	792,823

Municipal Bonds	Par (000)	Value

Nevada — 0.4%
County of Clark Nevada, RB, Southwest Gas Corp. Project, Series A, AMT (NPFGC), 4.75%, 9/01/36	$20	$19,647
County of Clark Nevada, Refunding, Special Assessment, Special Improvement District No. 142, Mountain's Edge:
4.00%, 8/01/22	845	821,594
4.00%, 8/01/23	530	505,440

		1,346,681

New Hampshire — 0.1%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	435	477,260

New Jersey — 3.8%
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.13%, 9/15/23	1,965	1,964,214
Continental Airlines, Inc. Project, AMT, 5.25%, 9/15/29	840	837,337
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 4/01/31	3,000	3,392,850
Patterson Charter School for Science and Technology, Inc. Project, Series A, 6.10%, 7/01/44	660	671,035
Team Academy Charter School Project, 6.00%, 10/01/43	970	991,835
The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	1,360	1,399,603
New Jersey Health Care Facilities Financing Authority, Refunding RB, St. Joseph's Healthcare System, 6.63%, 7/01/38	725	744,423
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	3,385	3,249,532

		13,250,829

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2014	6

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Mexico — 0.5%
New Mexico Hospital Equipment Loan Council, Refunding RB, Gerald Champion Regional Medical Center Project, 5.50%, 7/01/42	$2,030	$1,704,794

New York — 9.9%
Build NYC Resource Corp., RB, South Bronx Charter School for International Cultures and the Arts Project, Series A, 5.00%, 4/15/43	2,750	2,143,543
City of New York New York Industrial Development Agency, RB:
American Airlines, Inc., JFK International Airport, AMT, 8.00%, 8/01/28 (g)	235	257,485
British Airways PLC Project, AMT, 7.63%, 12/01/32	1,500	1,507,515
JetBlue Airways Corp. Project, AMT, 5.13%, 5/15/30	1,750	1,678,513
Queens Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/46	2,000	1,839,260
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series CC, 5.00%, 6/15/47	11,035	11,659,360
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	410	441,172
County of Chautauqua New York Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	3,115	3,254,396
County of Westchester New York Local Development Corp., RB, Pace University, Series A, 5.50%, 5/01/42 (h)	1,000	1,013,080
New York Counties Tobacco Trust II, RB, 5.75%, 6/01/43	2,905	2,809,135
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	375	402,945
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	3,895	3,793,613

Municipal Bonds	Par (000)	Value

New York (concluded)
Onondaga Civic Development Corp., Refunding RB, St. Joseph's Hospital Health Center Project, 5.00%, 7/01/42	$1,220	$1,075,259
Rensselaer Tobacco Asset Securitization Corp., RB, Asset-Backed, Series A, 5.75%, 6/01/43	2,500	2,493,100
Rockland Tobacco Asset Securitization Corp., RB, Asset-Backed, 5.75%, 8/15/43	690	676,524

		35,044,900

North Carolina — 0.9%
City of Charlotte North Carolina, Refunding RB, Charlotte-Douglas International Airport, Special Facilities Revenue, US Airways, Inc. Project, AMT, 5.60%, 7/01/27	1,180	1,179,941
North Carolina Medical Care Commission, Refunding RB:
Carolina Village Project, 6.00%, 4/01/38	1,000	1,012,020
Retirement Facilities, 1st Mortgage, Whitestone Project, Series A, 7.75%, 3/01/41	830	892,250

		3,084,211

North Dakota — 0.4%
City of Williston North Dakota, RB, Eagle Crest Apartments LLC Project, 7.75%, 9/01/38	1,345	1,361,866

Ohio — 1.0%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed Bonds, Series A-2, 5.75%, 6/01/34	4,460	3,579,953

Oklahoma — 0.2%
Oklahoma Development Finance Authority, Refunding RB, Inverness Village Community, 6.00%, 1/01/32	695	701,776

Oregon — 0.7%
City of Forest Grove Oregon, Refunding RB, Pacific University Project, Series A:
4.50%, 5/01/29	1,000	1,001,310
5.00%, 5/01/40	1,570	1,582,387

		2,583,697

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2014	7

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania — 4.8%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/35	$1,185	$1,174,276
5.00%, 5/01/42	2,730	2,653,642
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran, 6.38%, 1/01/39	2,680	2,860,659
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, Brethren Village Project, Series A, 6.50%, 7/01/40	835	844,853
County of Lehigh Pennsylvania General Purpose Authority, Refunding RB, Bible Fellowship Church Homes, 5.13%, 7/01/32	2,095	1,896,918
County of Northampton Pennsylvania IDA, Tax Allocation Bonds, 7.00%, 7/01/32	1,345	1,367,017
East Hempfield Township IDA, Refunding RB, Student Housing Project at Millersville University of Pennsylvania, 5.00%, 7/01/45	2,600	2,508,220
Pennsylvania Economic Development Financing Authority, RB:
National Gypsum Co., Series B, AMT, 6.13%, 11/01/27	2,200	2,199,758
US Airways Group, Series A, 7.50%, 5/01/20	1,200	1,340,700

		16,846,043

Puerto Rico — 1.1%
Commonwealth of Puerto Rico, Refunding, GO, Series A, 8.00%, 7/01/35	4,000	3,735,840

Texas — 9.2%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30 (d)(e)	750	25,275
Central Texas Regional Mobility Authority, Refunding RB:
CAB, 0.00%, 1/01/28 (c)	3,000	1,446,690
CAB, 0.00%, 1/01/29 (c)	500	226,725
CAB, 0.00%, 1/01/30 (c)	1,330	561,260
CAB, 0.00%, 1/01/31 (c)	4,000	1,572,360
Senior Lien, 5.75%, 1/01/25	250	272,593
Senior Lien, 6.25%, 1/01/46	765	818,236
Sub-Lien, 5.00%, 1/01/42	265	250,915

Municipal Bonds	Par (000)	Value

Texas (continued)
City of Houston Texas Airport System, RB, Special Facilities, Continental Airlines Inc., AMT:
Series A, 6.63%, 7/15/38	$1,110	$1,186,790
Series E, 6.75%, 7/01/21	630	630,132
Series E, 7.38%, 7/01/22	500	500,090
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	120	133,656
Clifton Higher Education Finance Corp., ERB, Idea Public Schools:
5.50%, 8/15/31	255	267,087
5.75%, 8/15/41	280	294,031
5.00%, 8/15/42	1,310	1,311,703
Clifton Higher Education Finance Corp., Refunding RB, Uplift Education, Series A, 4.40%, 12/01/47	590	518,698
County of Bexar Texas Health Facilities Development Corp., RB, Army Retirement Residence Project, 6.20%, 7/01/45	1,320	1,410,578
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding, MRB, Brazos Presbyterian Homes, Inc. Project, Series A:
5.00%, 1/01/38	510	428,833
5.00%, 1/01/43	520	425,376
5.13%, 1/01/48	1,535	1,249,398
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, Young Men's Christian Association of the Greater Houston Area, Series A, 5.00%, 6/01/38	1,960	1,924,798
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 0.00%, 11/15/41 (c)	350	63,851
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	290	326,140

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2014	8

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)		Value

Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Series A: $		$
CC Young Memorial Home, 8.00%, 2/15/38	330		359,674
Senior Living Center Project, 8.25%, 11/15/44	800		680,752
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Northwest Senior Housing, Edgemere Project, Series A, 6.00%, 11/15/36	1,500		1,529,700
County of Travis Texas Health Facilities Development Corp., Refunding RB, 7.13%, 1/01/46	1,920		1,991,078
Danbury Higher Education Authority, Inc., RB, A.W. Brown Fellowship Charter, Series A (ACA), 5.00%, 8/15/16 (i)	355		392,382
Houston Higher Education Finance Corp., RB, Cosmos Foundation, Inc., Series A, 6.50%, 5/15/31	1,000		1,134,990
New Hope Cultural Education Facilities Corp., RB, Stephenville Tarleton St.:
5.88%, 4/01/36	890		902,727
6.00%, 4/01/45	1,355		1,370,013
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 9/01/37 (c)	725		197,157
North Texas Tollway Authority, Refunding RB, 2nd Tier System, Series F, 6.13%, 1/01/31	1,150		1,227,441
Red River Health Facilities Development Corp., First MRB Project:
Eden Home, Inc., 7.25%, 12/15/42	1,330		1,334,070
Wichita Falls Retirement Foundation, 5.13%, 1/01/41	600		531,714
State of Texas Turnpike Authority, RB, CAB (AMBAC), 0.00%, 8/15/30 (c)	5,200		1,964,092
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	1,000		1,134,090

Municipal Bonds	Par (000)		Value

Texas (concluded)
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	$1,740		$1,941,109

			32,536,204

Utah — 0.9%
State of Utah Charter School Finance Authority, RB, Navigator Pointe Academy, Series A, 5.63%, 7/15/40	1,000		984,390
State of Utah Charter School Finance Authority, Refunding RB, 6.75%, 10/15/43	2,050		2,124,620

			3,109,010

Virginia — 4.2%
County of Fairfax Virginia EDA, Refunding RB:
Goodwin House, Inc., 5.13%, 10/01/37	1,800		1,829,646
Goodwin House, Inc., 5.13%, 10/01/42	1,185		1,200,701
Vinson Hall LLC, Series A, 5.00%, 12/01/42	970		927,281
Vinson Hall LLC, Series A, 5.00%, 12/01/47	1,265		1,199,005
County of Hanover EDA, Refunding RB, Residential Care Facility, Covenant Woods, Series A, 5.00%, 7/01/47	1,015		865,105
Mosaic District Community Development Authority, Series A, Special Assessment:
6.63%, 3/01/26	515		573,901
6.88%, 3/01/36	450		505,228
Virginia Small Business Financing Authority, RB, Senior Lien, AMT:
Elizabeth River Crossings, LLC Project, 6.00%, 1/01/37	4,095		4,343,116
Express Lanes LLC, 5.00%, 7/01/34	3,300		3,233,868

			14,677,851

Washington — 0.4%
County of King Washington Public Hospital District No. 4, GO, Refunding, Snoqualmie Valley Hospital, 7.00%, 12/01/40	545		564,506
BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2014	9

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Washington (concluded)
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 9/01/42	$1,005	$992,146

		1,556,652

Wisconsin — 0.5%
Public Finance Authority, Refunding RB, Senior Obligated Group, Series B, AMT, 5.00%, 7/01/42	1,500	1,372,920
Wisconsin Health & Educational Facilities Authority, Refunding RB, St. Johns Communities, Inc., Series A:
7.25%, 9/15/29	75	81,849
7.63%, 9/15/39	145	160,029

		1,614,798

Total Municipal Bonds — 85.2%		300,671,896

Municipal Bonds Transferred to Tender Option Bond Trusts (j)

California — 0.7%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	480	521,913
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	1,679	1,780,299

		2,302,212

Colorado — 1.6%
Colorado Health Facilities Authority, Refunding RB, Sisters of Leavenworth Health System, Series A, 5.00%, 1/01/40	5,595	5,749,254

District of Columbia — 0.3%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/35 (k)	940	1,066,328

Florida — 1.1%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	3,500	3,726,943

Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value

Illinois — 1.8%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series A (NPFGC), 5.00%, 1/01/33 (k)	$3,495	$3,542,078
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 8/15/41	2,480	2,762,025

		6,304,103

New York — 5.8%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series EE, 5.50%, 6/15/43	3,795	4,300,608
Series HH, 5.00%, 6/15/31 (k)	3,015	3,286,235
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (k)	1,720	1,889,011
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	7,725	8,248,523
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (k)	2,520	2,748,362

		20,472,739

Ohio — 0.6%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	2,010	2,238,951

South Carolina — 0.3%
State of South Carolina Housing Finance & Development Authority, Refunding RB, S/F Housing, Series B-1, 5.55%, 7/01/39	1,179	1,206,874

Virginia — 0.7%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,501	2,622,364

Washington — 0.9%
City of Bellingham Washington, RB, Water & Sewer, 5.00%, 8/01/40	2,999	3,211,047

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2014	10

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value

Wisconsin — 0.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 4/01/39 (k)	$2,179	$2,288,549

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 14.5%		51,189,364

Total Long-Term Investments (Cost — $347,086,053) — 99.7%		$351,861,260

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.03% (l)(m)	22,538,269	22,538,269

		Value

Total Short-Term Securities (Cost — $22,538,269) — 6.4%		$22,538,269

Total Investments (Cost — $369,624,322) — 106.1%		374,399,529

Liabilities in Excess of Other Assets — 2.1%		7,452,137
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.2%)		(29,042,421)

Net Assets — 100.0%		$352,809,245

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$340,481,472

Gross unrealized appreciation		$15,048,905
Gross unrealized depreciation		(10,166,578)

Net unrealized appreciation		$4,882,327

Notes to Schedule of Investments
(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Zero-coupon bond.
(d)	Non-income producing security.
(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(f)	Security is collateralized by municipal or U.S. Treasury obligations.
(g)	Variable rate security. Rate shown is as of report date.
(h)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Bank of America N.A.	$1,013,080	$13,080

(i)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(j)	Represent bonds transferred to a TOB. In exchange for which the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.
(k)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from January 1, 2015 to November 15, 2019 is $8,633,909.
(l)	Represents the current yield as of report date.
(m)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:
BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2014	11

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Affiliate	Shares Held at June 30, 2013	Net Activity	Shares Held at March 31, 2014	Income

FFI Institutional Tax-Exempt Fund	2,816,084	19,722,185	22,538,269	$1,858

Portfolio Abbreviations

ACA	American Capital Access Holding Ltd.
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
Radian	Radian Guaranty, Inc.
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

•	Financial futures contracts as of March 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

(390)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2014	$48,165,000	$239,327
(131)	5-Year U.S. Treasury Note	Chicago Board of Trade	June 2014	$15,582,859	$(19,603)

Total					$219,724

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2014	12

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$351,861,260	—	$351,861,260
Short-Term Securities	$22,538,269	—	—	22,538,269
Total	$22,538,269	$351,861,260	—	$374,399,529

[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$239,327	—	—	$239,327
Liabilities:
Interest rate contracts	(19,603)	—	—	(19,603)
Total	$219,724	—	—	$219,724

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2014	13

Schedule of Investments (concluded)	BlackRock High Yield Municipal Fund

The carrying amount for certain of the Fund’s assets and/or liabilities  approximates fair value for financial reporting purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$699,000	—	—	$699,000
Liabilities:
Bank overdraft	—	$(3,816)	—	(3,816)
TOB trust certificates	—	(29,035,730)	—	(29,035,730)
Total	$699,000	$(29,039,546)	—	$(28,340,546)

There were no transfers between levels during the period ended March 31, 2014.

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2014	14

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Alabama — 0.9%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children's Hospital (AGC), 6.00%, 6/01/39	$15,955	$18,232,895
Courtland IDB Alabama, Refunding RB, AMT:
Champion International Corp. Project, 6.00%, 8/01/29	195	195,415
International Paper Co., Series B, 6.25%, 8/01/25	750	750,323
Prattville IDB Alabama, RB, Recovery Zone Facility, Series C, 6.25%, 11/01/33	3,380	3,753,456
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/40	15,945	18,046,711

		40,978,800

Alaska — 0.2%
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC):
6.00%, 9/01/28	2,000	2,380,400
6.00%, 9/01/32	5,250	6,125,122

		8,505,522

Arizona — 0.3%
City of Phoenix & County of Maricopa Arizona IDA, Refunding RB, S/F Housing, Series A-2, AMT (Fannie Mae), 5.80%, 7/01/40	320	325,677
City of Phoenix Arizona IDA, RB, Candeo School, Inc. Project, 6.88%, 7/01/44	3,440	3,544,438
County of Maricopa Arizona IDA, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	2,100	1,901,508
County of Pinal Arizona Electric District No. 4, RB, 6.00%, 12/01/38	1,200	1,253,868
County of Pinal Arizona IDA, RB, San Manuel Facility Project, AMT, 6.25%, 6/01/26	500	476,475
Vistancia Community Facilities District Arizona, GO:
6.75%, 7/15/22	3,000	3,007,710
5.75%, 7/15/24	2,125	2,174,895

		12,684,571

Municipal Bonds	Par (000)	Value
California — 20.0%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, 6.25%, 8/01/39	$11,525	$13,072,116
Bay Area Toll Authority, RB, San Francisco Bay Area Toll Bridge (a):
Series A-1, 0.96%, 4/01/45	75,000	74,208,750
Series C-1, 0.96%, 4/01/45	20,000	19,789,000
California Health Facilities Financing Authority, RB:
Catholic Healthcare West, Series J, 5.63%, 7/01/32	10,000	10,254,600
Sutter Health, Series A, 5.25%, 11/15/46	10,500	10,797,360
Sutter Health, Series B, 6.00%, 8/15/42	21,340	24,879,666
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/34	5,100	5,133,252
Catholic Healthcare West, Series A, 6.00%, 7/01/39	26,655	29,460,439
Stanford Hospital, Series A-3, 5.50%, 11/15/40	10,645	11,832,343
California State Public Works Board, LRB, Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	11,680	13,836,128
California State Public Works Board, RB, Various Capital Projects, Sub-Series A-1, 6.00%, 3/01/35	14,125	16,573,569
California Statewide Communities Development Authority, RB, Series A:
Kaiser Permanente, 5.00%, 4/01/42	50,000	52,073,000
Sutter Health, 6.00%, 8/15/42	10,190	11,880,215
California Statewide Communities Development Authority, Refunding RB, Catholic Healthcare West:
Series B, 5.50%, 7/01/30	2,940	3,199,161
Series E, 5.50%, 7/01/31	1,920	2,081,146
California Statewide Financing Authority, RB, Tobacco Settlement, Series B, 6.00%, 5/01/43	5,970	5,896,808
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 5/01/39	24,300	28,352,997

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2014	1

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
California (continued)
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT, 5.25%, 5/01/33	$2,475	$2,706,635
City & County of San Francisco California Airports Commission, Refunding RB, 2nd Series 34E, AMT (AGM):
5.75%, 5/01/21	8,220	9,268,872
5.75%, 5/01/23	17,000	19,112,930
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	5,850	6,668,473
City of San Jose California, Refunding ARB, AMT:
Series A (AMBAC), 5.50%, 3/01/32	6,510	7,009,057
Series A-1, 5.75%, 3/01/34	7,010	7,731,960
Series A-1, 6.25%, 3/01/34	5,250	5,961,322
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	1,510	1,755,964
6.50%, 5/01/42	5,130	5,948,389
County of Orange California Sanitation District, COP:
Series A, 5.00%, 2/01/35	10,000	11,058,700
Series B (AGM), 5.00%, 2/01/37	25,000	26,720,750
County of Orange California Water District, COP, Refunding:
5.00%, 8/15/39	15,000	16,294,350
5.00%, 8/15/41	7,100	7,666,935
County of Sacramento California, RB, Subordinated & Passenger Facility Charges/Grant, Series C:
6.00%, 7/01/39	16,945	19,208,005
6.00%, 7/01/41	13,280	15,053,544
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A:
6.00%, 3/01/36	12,830	15,233,572
5.50%, 3/01/41	26,390	29,145,908
Cucamonga Valley Water District, Refunding RB, Series A (AGM), 5.38%, 9/01/35	26,315	30,047,520
Gilroy Public Facilities Financing Authority, Refunding RB, 6.00%, 11/01/33	6,535	7,720,841
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/40	3,500	4,038,300
Municipal Bonds	Par (000)	Value
California (concluded)
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39	$185	$207,037
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1 (AGM), 5.00%, 7/01/35	40,000	41,739,600
Los Angeles Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	40,000	43,546,400
Los Angeles Municipal Improvement Corp., RB, Real Property, Series E:
6.00%, 9/01/34	4,890	5,665,016
6.00%, 9/01/39	9,450	10,896,417
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	10,000	10,785,200
Modesto Irrigation District, COP, Capital Improvements, Series A, 6.00%, 10/01/39	11,755	12,945,076
Oakland Unified School District/Alameda County, GO, Election of 2012, 6.63%, 8/01/38	3,750	4,375,238
Port of Oakland California, Refunding RB, Senior Lien, Series P, AMT:
5.00%, 5/01/27	12,480	13,613,558
5.00%, 5/01/31	12,750	13,559,370
San Juan Water District, COP, Series A, 6.00%, 2/01/39	10,000	11,456,500
State of California, GO, Various Purposes:
6.50%, 4/01/33	38,500	46,929,960
6.00%, 4/01/38	34,485	40,107,434
State of California Public Works Board, LRB, Various Capital Projects, Sub-Series I-1, 6.13%, 11/01/29	10,000	11,749,500
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/29	19,355	22,243,927
University of California, RB, Series O, 5.75%, 5/15/34	1,450	1,672,155
University of California, Refunding RB, Limited Project, Series G, 5.00%, 5/15/37	10,000	10,795,200

		883,960,165

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2014	2

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Colorado — 0.3%
Central Platte Valley Metropolitan District, GO, Series A, 6.00%, 12/01/38	$1,000	$1,102,440
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	4,385	4,973,818
Plaza Metropolitan District No. 1, Tax Allocation Bonds, Public Improvement Fee, Tax Increment, 8.00%, 6/01/14 (b)	7,700	7,877,562

		13,953,820

Delaware — 0.8%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	31,500	33,398,820

District of Columbia — 1.2%
District of Columbia, RB, Series A, 5.50%, 12/01/30	20,530	23,885,218
District of Columbia Water & Sewer Authority, Refunding RB, Series A:
6.00%, 10/01/35	12,630	14,330,503
5.50%, 10/01/39	7,475	8,301,062
Metropolitan Washington Airports Authority, Refunding RB, 1st Senior Lien, Series A, 5.25%, 10/01/44	5,765	6,019,237

		52,536,020

Florida — 5.8%
Anthem Park Community Development District, Special Assessment Bonds, 5.80%, 5/01/36 (c)(d)	1,720	1,233,171
City of St. Augustine Florida, RB, 5.75%, 10/01/41	1,000	1,106,970
County of Escambia Florida, RB, International Paper Co. Projects, Series B, 6.25%, 11/01/33	7,500	8,328,675
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	4,990	5,735,057
County of Hillsborough Florida IDA, RB, National Gypsum Co. AMT:
Series A, 7.13%, 4/01/30	6,000	6,017,280
Series B, 7.13%, 4/01/30	7,750	7,752,557
Municipal Bonds	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida, GO, Building Better Communities Program:
Series B, 6.38%, 7/01/28	$9,300	$10,805,205
Series B-1, 5.75%, 7/01/33	2,400	2,692,968
Series B-1, 6.00%, 7/01/38	30,000	33,961,500
County of Miami-Dade Florida, RB, Seaport, Series A:
6.00%, 10/01/38	6,175	7,017,641
5.50%, 10/01/42	5,375	5,812,686
County of Miami-Dade Florida, Refunding RB:
Aviation Revenue, AMT, 5.00%, 10/01/30	6,000	6,409,440
Miami International Airport, Series A, AMT (AGC), 5.50%, 10/01/26	7,000	7,873,880
Miami International Airport, Series A, AMT (AGC), 5.50%, 10/01/27	5,495	6,151,488
Water & Sewer Systems, Series C, 6.00%, 10/01/23	25,000	29,252,250
Florida Housing Finance Corp., Refunding RB, AMT, Homeowner Mortgage, Series 1 (Ginnie Mae), 6.00%, 7/01/39	1,800	1,870,362
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT, 5.13%, 6/01/27	10,000	11,004,000
Florida's Turnpike Enterprise, RB, Series B, 5.00%, 7/01/40	35,720	39,569,187
Harbor Bay Community Development District Florida, Special Assessment Bonds, Series A, 7.00%, 5/01/33	900	902,439
Highland Meadows Community Development District, Special Assessment Bonds, Series A, 5.50%, 5/01/36 (c)(d)	1,090	425,819
Jacksonville Electric Authority Florida, RB:
Scherer 4 Project, Series A, 6.00%, 10/01/37	11,225	11,236,000
Sub-Series A, 5.50%, 4/01/14 (b)	10,000	10,000,000
Sub-Series A, 5.63%, 10/01/32	10,525	11,653,280
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/40	14,350	16,214,782

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2014	3

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Florida (concluded)
State of Florida, GO, Board of Education, Series A:
5.38%, 6/01/33	$3,950	$4,432,493
5.50%, 6/01/38	4,790	5,404,749
State of Florida, RB, Board of Education Lottery Revenue, Series A, 5.75%, 7/01/28	3,890	4,532,745
Sterling Hill Community Development District, Refunding RB, Special Assessment Bonds, Series B, 5.50%, 11/01/10 (c)(d)	160	102,512
Watergrass Community Development District, Special Assessment Bonds, Series B:
5.13%, 11/01/14	900	828,207
6.96%, 11/01/17	485	452,636

		258,779,979

Georgia — 2.0%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 1/01/30	30,000	34,804,800
County of DeKalb Georgia Hospital Authority, Refunding RB, DeKalb Medical Center, Inc. Project, 6.13%, 9/01/40	2,000	2,035,100
County of Richmond Georgia Development Authority, RB, Recovery Zone Facility, International Paper Co., Series B, 6.25%, 11/01/33	3,625	4,025,526
County of Rockdale Georgia Development Authority, RB, Visy Paper Project, Series A, AMT, 6.13%, 1/01/34	5,000	5,069,950
Fulton County Residential Care Facilities for the Elderly Authority, Refunding RB, Canterbury Court Project, Series A, 6.00%, 2/15/22	2,250	2,251,350
Municipal Electric Authority of Georgia, Refunding RB:
Project One, Sub-Series D, 6.00%, 1/01/23	10,000	11,732,900
Series EE (AMBAC), 7.00%, 1/01/25	20,000	26,844,000

		86,763,626

Illinois — 6.4%
Bolingbrook Special Service Area No. 1, Special Tax Bonds, Forest City Project, 5.90%, 3/01/27	1,000	933,790
Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois, GARB, O’Hare International Airport 3rd Lien:
Series B-2, AMT (SYNCORA), 6.00%, 1/01/29	$40,905	$41,074,756
Series B-2, AMT (NPFGC), 6.00%, 1/01/27	2,125	2,134,180
Series C, 6.50%, 1/01/41	24,570	28,280,070
City of Chicago Illinois, Refunding GARB, O'Hare International Airport Revenue, Senior Lien, Series C, AMT, 5.50%, 1/01/34	5,380	5,721,146
City of Chicago Illinois Transit Authority, RB, Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 6/01/26	15,000	16,433,550
City of Chicago Illinois Wastewater Transmission, RB, Series A (BHAC), 5.50%, 1/01/38	3,000	3,289,680
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien, Water Project (AGM), 5.25%, 11/01/33	5,000	5,218,750
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/38	7,020	8,052,712
Carle Foundation, Series A, 6.00%, 8/15/41	6,450	7,157,629
Carle Foundation, Series A (AGM), 6.00%, 8/15/41	3,675	4,092,921
Community Rehabilitation Providers Facilities, Series A, 6.50%, 7/01/22	810	808,874
DePaul University, Series A, 6.13%, 10/01/40	11,735	13,140,032
Memorial Health System, Series A, 5.25%, 7/01/44	8,370	8,578,915
Rush University Medical Center, Series B, 7.25%, 11/01/30	5,280	6,267,254
Rush University Medical Center, Series C, 6.38%, 11/01/29	2,860	3,258,341
Rush University Medical Center, Series C, 6.63%, 11/01/39	80	89,844
University of Chicago, Series B, 6.25%, 7/01/38	25,035	28,590,471
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	4,205	4,596,443

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2014	4

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, Refunding RB (concluded):
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	$29,905	$34,199,657
Northwestern Memorial Hospital, Series B, 6.00%, 8/15/14 (b)	1,200	1,226,064
OSF Healthcare System, Series A, 7.00%, 11/17/14 (b)	3,335	3,478,071
OSF Healthcare System, Series A, 7.13%, 11/17/14 (b)	1,970	2,056,050
OSF Healthcare System, Series A, 6.00%, 5/15/39	11,225	12,368,827
Roosevelt University Project, 6.50%, 4/01/39	8,000	8,230,240
Rush University Medical Center Obligation Group, Series A, 7.25%, 11/01/30	6,900	8,196,648
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	13,865	15,921,457
University of Illinois, RB, Series A, 5.75%, 4/01/38	275	309,909
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	10,000	10,009,500
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	1,215	1,204,442

		284,920,223

Indiana — 3.6%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	3,870	4,099,027
7.00%, 1/01/44	7,330	7,814,073
Indiana Finance Authority, RB, CWA Authority Project, 1st Lien, Series A, 5.25%, 10/01/38	17,500	18,905,425
Indiana Finance Authority, Refunding RB:
Duke Energy Indiana Project, Series B, 6.00%, 8/01/39	11,000	12,180,080
Parkview Health System, Series A, 5.75%, 5/01/31	1,570	1,689,210
Trinity Health, Series A, 5.63%, 12/01/38	12,000	13,508,760
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	19,620	21,839,022
Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indianapolis Local Public Improvement Bond Bank, RB, 5.00%, 1/01/40	$7,000	$7,519,610
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project Series A:
5.75%, 1/01/38	12,800	13,863,040
(AGC), 5.50%, 1/01/38	56,025	59,899,129

		161,317,376

Iowa — 1.8%
Iowa Finance Authority, RB, Iowa Health Facilities:
Genesis Health System, 5.50%, 7/01/33	16,250	17,685,363
Series A (AGC), 5.63%, 8/15/37	5,600	6,185,816
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.50%, 12/01/22	35,000	34,997,200
Iowa Student Loan Liquidity Corp., RB, AMT, Senior Series A-2:
5.40%, 12/01/24	12,360	12,686,551
5.50%, 12/01/25	8,245	8,605,636

		80,160,566

Kansas — 0.0%
Sedgwick & Shawnee Counties Kansas, RB, AMT (Ginnie Mae), 6.95%, 6/01/29	345	364,455

Louisiana — 1.9%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring, Series A-2 (AGC), 6.00%, 1/01/23	1,370	1,551,922
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project:
6.75%, 11/01/32	7,080	7,828,214
Series A, 6.50%, 8/01/29	11,195	12,520,712
Series A-1, 6.50%, 11/01/35	17,185	18,887,690
State of Louisiana Gasoline & Fuels Tax, Refunding RB, 2nd Lien, Series B (a):
0.58%, 5/01/43	32,000	31,992,000
0.66%, 5/01/43	10,000	10,016,000

		82,796,538

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2014	5

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Maine — 0.4%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center:
7.50%, 7/01/32	$12,365	$14,023,270
6.95%, 7/01/41	2,205	2,389,140

		16,412,410

Maryland — 0.4%
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System, Series B (NPFGC), 7.00%, 7/01/22	3,980	4,798,407
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	11,000	11,804,540

		16,602,947

Massachusetts — 1.8%
Massachusetts Development Finance Agency, RB:
5.00%, 7/01/44	22,060	23,661,997
Foxborough Regional Charter School, Series A, 7.00%, 7/01/42	1,375	1,517,038
Massachusetts Health & Educational Facilities Authority, RB, Series N, 5.00%, 7/01/38	31,000	34,024,670
Massachusetts HFA, RB, Series B, 7.00%, 12/01/38	4,585	5,025,939
Massachusetts Water Pollution Abatement Trust, RB, Series 13, 5.00%, 8/01/37	7,875	8,660,138
Massachusetts Water Resources Authority, Refunding RB, Series C, 5.25%, 8/01/42	5,000	5,503,650

		78,393,432

Michigan — 1.4%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	6,485	7,269,101
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	12,455	14,099,558
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital:
Series V, 8.25%, 9/01/39	18,130	22,019,610
Municipal Bonds	Par (000)	Value
Michigan (concluded)
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital (concluded):
Series W, 6.00%, 8/01/39	$5,145	$5,509,472
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 6.25%, 10/15/38	7,500	8,617,725
State of Michigan HDA, RB, Series C, AMT, 5.50%, 12/01/28	1,440	1,504,152
State of Michigan Hospital Finance Authority, Refunding RB, Henry Ford Health, 5.75%, 11/15/39	4,285	4,489,695

		63,509,313

Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services:
Series A, 6.75%, 11/15/32	5,940	6,942,672
Series B (AGC), 6.50%, 11/15/38	17,905	20,802,208
Ramsey County Housing & Redevelopment Authority Minnesota, RB, Hanover Townhouses Project, AMT, 6.00%, 7/01/31	1,110	1,111,166

		28,856,046

Mississippi — 0.0%
County of Warren Mississippi, RB, International Paper Co. Project, Series A, 6.50%, 9/01/32	1,500	1,653,570

Missouri — 0.0%
City of St. Louis Missouri, RB, Lambert-St. Louis International, Series A-1, 6.25%, 7/01/29	1,175	1,322,063

Nevada — 2.6%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	12,925	14,785,683
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 7/01/42	51,700	58,293,301
County of Clark Nevada Water Reclamation District, GO, Series B:
5.75%, 7/01/34	3,125	3,614,219
5.75%, 7/01/38	32,685	37,749,540

		114,442,743

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2014	6

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New Hampshire — 0.4%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	$15,590	$17,104,568

New Jersey — 6.0%
Cape May County Industrial Pollution Control Financing Authority, Refunding RB, Atlantic City Electric Co., Series A (NPFGC), 6.80%, 3/01/21	5,000	6,086,300
Monmouth County Improvement Authority, RB, Brookdale Community College Project, 6.00%, 8/01/38	3,600	4,133,160
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	26,500	26,795,740
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	8,280	8,978,749
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B (b):
7.13%, 6/01/19	2,870	3,674,547
7.50%, 6/01/19	9,200	11,950,064
New Jersey Health Care Facilities Financing Authority, Refunding RB, AHS Hospital Corp.:
6.00%, 7/01/37	1,200	1,363,404
6.00%, 7/01/41	30,685	35,219,016
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	950	999,476
5.75%, 12/01/27	500	542,640
5.75%, 12/01/28	450	486,103
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA:
6.38%, 10/01/28	835	870,112
6.50%, 10/01/38	1,275	1,287,227
New Jersey State Turnpike Authority, Refunding RB:
Series B, 5.00%, 1/01/28	17,000	18,988,320
Series D, 0.59%, 1/01/22 (a)	17,000	17,062,560
Series D, 0.68%, 1/01/23 (a)	17,000	17,091,120
Series D, 0.74%, 1/01/24 (a)	15,000	15,078,750
Series E, 0.59%, 1/01/22 (a)	12,000	12,044,160
Series E, 0.68%, 1/01/23 (a)	10,000	10,053,600
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 6/15/33	$10,000	$10,970,300
Transportation Program, Series AA, 5.50%, 6/15/39	11,400	12,585,144
Transportation System, Series A, 5.13%, 6/15/28	5,000	5,513,250
Transportation System, Series A, 5.13%, 6/15/29	12,875	14,127,866
Transportation System, Series A, 5.88%, 12/15/38	4,255	4,832,106
Transportation System, Series B, 5.25%, 6/15/36	25,000	26,889,500

		267,623,214

New Mexico — 0.0%
County of Santa Fe New Mexico, RB, (AGM), 6.00%, 2/01/27	250	296,445
New Mexico Mortgage Finance Authority, RB, S/F Mortgage Program, Series D, AMT (Fannie Mae), 6.15%, 7/01/35	860	901,400

		1,197,845

New York — 6.8%
City of New York New York, GO:
0.64%, 8/01/27 (a)	39,000	39,097,110
Series E-1, 6.25%, 10/15/28	10,100	11,907,496
Long Island Power Authority, Refunding RB, Electric System, Series A, 6.00%, 5/01/33	49,450	57,033,652
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/39	12,045	13,076,775
Series C, 6.50%, 11/15/28	21,870	25,930,603
Series D, 5.25%, 11/15/41	12,700	13,552,932
New York City Housing Development Corp., RB, Series M:
6.50%, 11/01/28	4,300	4,780,482
6.88%, 11/01/38	7,785	8,482,147
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	8,000	7,791,760
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	4,695	5,179,993

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2014	7

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York (concluded)
Sales Tax Asset Receivable Corp., Refunding RB, Series A (AMBAC):
5.25%, 10/15/27	$13,935	$14,284,490
5.00%, 10/15/32	20,000	20,473,400
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	17,250	19,871,827
State of New York Dormitory Authority, RB:
Columbia University, 5.00%, 7/01/38	21,400	23,233,980
Columbia University, 5.00%, 10/01/41	20,000	21,719,000
Series A, 5.25%, 7/01/34	5,500	6,203,615
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.38%, 11/15/38	5,715	6,386,170

		299,005,432

North Carolina — 0.1%
Columbus County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, International Paper Co. Projects, Series B, 6.25%, 11/01/33	3,000	3,331,470

Ohio — 0.9%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A:
5.75%, 11/15/31	500	568,935
6.50%, 11/15/37	12,140	14,238,278
6.00%, 11/15/41	4,400	4,948,416
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.50%, 5/01/34	10,595	11,863,433
State of Ohio, RB, 5.50%, 1/01/34	1,000	1,080,860
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	5,795	6,456,094

		39,156,016

Oklahoma — 0.1%
County of Epworth Oklahoma Finance Authority, Refunding RB, Epworth Villa Project, Series A, 5.13%, 4/01/42	6,050	5,777,629

Oregon — 0.0%
City of Portland Oregon, HRB, M/F, Lovejoy Station Apartments Project, AMT (NPFGC), 5.90%, 7/01/23	425	425,791

Municipal Bonds	Par (000)	Value
Pennsylvania — 2.0%
City of Philadelphia Pennsylvania Gas Works, RB, 12th Series B (NPFGC), 7.00%, 5/15/20 (e)	$3,515	$4,176,523
City of Philadelphia Pennsylvania Industrial Development, RB, Commercial Development, AMT, 7.75%, 12/01/17	1,265	1,268,302
County of Allegheny Pennsylvania IDA, Refunding RB, Environmental Improvement, US Steel Corp. Project:
6.75%, 11/01/24	5,785	6,182,603
6.75%, 12/01/27	5,000	5,405,650
6.88%, 5/01/30	5,000	5,348,650
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran:
6.38%, 1/01/39	10,575	11,287,861
6.50%, 1/01/39	2,245	2,247,986
County of Dauphin Pennsylvania General Authority, Refunding RB, Pinnacle Health System Project, Series A:
6.00%, 6/01/29	12,530	13,805,178
6.00%, 6/01/36	3,185	3,462,445
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, Brethren Village Project, Series A, 6.25%, 7/01/26	1,160	1,186,483
County of Northampton Pennsylvania IDA, Tax Allocation Bonds, 7.00%, 7/01/32	2,455	2,495,188
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	3,475	3,922,823
Pennsylvania Turnpike Commission, RB:
5.25%, 6/01/39	25,150	26,791,541
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	1,195	1,366,626

		88,947,859

South Carolina — 0.9%
County of Richland South Carolina, Refunding RB, International Paper Co. Project, AMT, 6.10%, 4/01/23	3,000	3,001,440
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM):
6.50%, 8/01/39	4,405	4,967,342

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2014	8

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
South Carolina (concluded)
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM) (concluded):
6.25%, 8/01/34	$1,525	$1,711,248
South Carolina State Public Service Authority, Refunding RB, Santee Cooper, Series A:
5.50%, 12/01/33	6,465	7,263,363
5.50%, 1/01/38	2,390	2,657,035
5.75%, 12/01/43	19,875	22,469,284

		42,069,712

Tennessee — 0.2%
County of Rutherford Tennessee Health & Educational Facilities Board, RB, Ascension Health, Series C, 5.00%, 11/15/47	10,000	10,440,200

Texas — 6.7%
City of Houston Texas Utility System, Refunding RB:
Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	32,350	37,406,305
Series A (NPFGC), 5.13%, 5/15/14 (b)	20,000	20,106,600
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
6.38%, 1/01/33	465	480,196
7.00%, 1/01/43	1,075	1,118,290
7.00%, 1/01/48	2,625	2,712,938
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	9,775	10,993,160
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	50,000	58,226,500
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Northwest Senior Housing, Edgemere Project, Series A, 6.00%, 11/15/26	2,200	2,274,580
North Texas Tollway Authority, RB, Special Projects System, Series A, 6.00%, 9/01/41	4,815	5,649,584
Municipal Bonds	Par (000)	Value
Texas (concluded)
North Texas Tollway Authority, Refunding RB:
1st Tier System, 6.00%, 1/01/34	$11,490	$13,113,882
1st Tier System, Series A, 6.00%, 1/01/28	1,000	1,144,220
1st Tier System, Series A (NPFGC), 5.75%, 1/01/40	7,720	8,430,008
1st Tier System, Series B (NPFGC), 5.75%, 1/01/40	9,870	10,777,744
1st Tier System, Series K-2 (AGC), 6.00%, 1/01/38	2,245	2,546,301
2nd Tier System, Series F, 6.13%, 1/01/31	25,615	27,339,914
Port of Bay City Authority Texas, RB, Hoechst Celanese Corp. Project, AMT, 6.50%, 5/01/26	4,000	4,017,360
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	24,695	28,006,353
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	23,000	25,658,340
Texas Transportation Commission State Highway Fund, RB, Series B, 0.41%, 4/01/32 (a)(f)	36,000	36,006,480

		296,008,755

Utah — 2.4%
City of Salt Lake City Utah, Refunding RB, IHC Hospital, Inc., Series A, 8.13%, 5/15/15 (e)	5	5,218
County of Utah Utah, RB, IHC Health Services, Inc., 5.00%, 5/15/43	86,000	90,193,360
Utah Transit Authority, RB, Series A, 5.00%, 6/15/36	13,000	14,155,700

		104,354,278

Virginia — 1.5%
City of Winchester Virginia IDA, Refunding RB, Valley Health (BHAC) (AMBAC), 5.25%, 1/01/37	31,970	34,141,722
Virginia HDA, RB, M/F Rental Housing, Series A, 5.25%, 5/01/41	2,865	2,987,794

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2014	9

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Virginia (concluded)
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo, LLC Project, AMT, 6.00%, 1/01/37	$28,085	$29,786,670

		66,916,186

Washington — 1.4%
City of Seattle Washington Housing Authority, RB, Newholly Project, AMT, 6.25%, 12/01/35	2,750	2,648,745
Washington Health Care Facilities Authority, RB:
Catholic Health Initiatives, Series A, 5.75%, 1/01/45	21,355	23,266,486
MultiCare Health System, Series B (AGC), 6.00%, 8/15/39	2,000	2,181,460
Swedish Health Services, Series A, 6.75%, 5/15/21 (b)	16,000	20,950,080
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	10,000	11,395,000

		60,441,771

Wisconsin — 0.9%
City of Superior Wisconsin, Refunding RB, Midwest Energy Resources, Series E (NPFCG), 6.90%, 8/01/21	7,000	8,707,720
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Alliance, Series D, 5.00%, 11/15/41	30,000	31,410,600

		40,118,320

Total Municipal Bonds — 82.8%		3,665,232,051

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)

Arizona — 4.7%
City of Mesa Arizona, RB, Utility System, 5.00%, 7/01/35	30,000	32,320,200
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A:
5.00%, 1/01/37	98,935	103,766,518
5.00%, 1/01/38	54,015	58,009,215
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value

Arizona (concluded)
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 1/01/35	$13,700	$14,402,947

		208,498,880

Arkansas — 0.5%
University of Arkansas, RB, Various Facilities, UAMS Campus (NPFGC), 5.00%, 3/01/36	21,290	22,502,252

California — 4.4%
Anaheim Public Financing Authority, RB, Distribution System, 2nd Lien (BHAC), 5.00%, 10/01/34	10,995	11,220,825
County of Orange California, ARB, Series B, 5.25%, 7/01/34	13,045	14,153,397
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	4,500	4,915,755
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	27,500	29,623,550
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 1/01/39	10,000	10,946,400
Metropolitan Water District of Southern California, Refunding RB:
Series B, 5.00%, 7/01/35	13,170	13,946,306
Series C, 5.00%, 7/01/35	13,375	14,748,854
San Diego Community College District California, GO, Election of 2006 (AGM), 5.00%, 8/01/32	18,000	19,443,060
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.38%, 8/01/34	15,000	17,040,600
San Francisco City & County Public Utilities Commission, Refunding RB, Series A, 5.13%, 11/01/39	23,000	24,511,560
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/16 (b)	10,055	11,199,494

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2014	10

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value

California (concluded)
University of California, RB, General, Series O, 5.25%, 5/15/39	$20,695	$23,297,291

		195,047,092

Colorado — 0.0%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (h)	1,580	1,770,492

Florida — 3.1%
City of Tallahassee Florida, RB, Energy System (NPFGC), 5.00%, 10/01/37	10,000	10,497,100
County of Orange Florida School Board, COP, Series A (NPFGC), 5.00%, 8/01/30	2,000	2,111,680
Jacksonville Electric Authority Florida, RB, Sub-Series A, 5.63%, 10/01/32	6,300	6,975,675
State of Florida, GO, Board of Education:
Capital Outlay, Series E, 5.00%, 6/01/37	39,730	44,124,138
Series C, 5.00%, 6/01/37	65,545	71,062,329

		134,770,922

Illinois — 0.4%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 8/15/41	15,600	17,374,032

Indiana — 1.3%
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39	31,460	32,848,959
Indianapolis Local Public Improvement Bond Bank, RB, PILOT, Infrastructure Project, Series F (AGM), 5.00%, 1/01/35	23,550	25,527,258

		58,376,217

Louisiana — 0.3%
State of Louisiana, RB, Series A (AGM), 5.00%, 5/01/31	11,950	12,613,464

Massachusetts — 0.2%
Massachusetts School Building Authority, RB, Series A (AMBAC), 5.00%, 8/15/37	10,000	10,752,300

Nebraska — 0.2%
Omaha Public Power District, RB, Series A, 5.00%, 2/01/43	10,000	10,657,200

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value

New York — 0.1%
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	$2,020	$2,327,020

Ohio — 0.5%
County of Hamilton Ohio, Refunding RB, Sub-Series A (AGM), 5.00%, 12/01/32	20,000	21,278,200

Texas — 2.7%
City of Houston Texas, Refunding RB, Combined, 1st Lien, Series A (AGC), 5.38%, 11/15/38	26,160	28,326,048
City of San Antonio Texas, Refunding RB, Electric and Gas Revenue:
5.00%, 2/01/17 (b)	218	233,702
5.00%, 2/01/32	28,772	30,795,599
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children's Hospital Project, 5.50%, 10/01/39	8,500	9,578,055
County of Harris Texas Flood Control District, Refunding RB, Contract Tax, Series A, 5.00%, 10/01/39	10,000	10,849,700
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse (PSF-GTD), 5.00%, 2/15/32	10,000	10,858,700
Dallas Area Rapid Transit, Refunding RB, Senior Lien (AMBAC), 5.00%, 12/01/36	27,860	29,744,704

		120,386,508

Washington — 0.6%
Central Puget Sound Regional Transit Authority, RB, Series A:
5.00%, 11/01/34	8,500	9,159,175
5.00%, 11/01/36	15,715	16,844,554

		26,003,729

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 19.0%		842,358,308

US Government Sponsored Agency Securities — 0.0%

Mortgage-Backed Securities — 0.0%
Ginnie Mae Mortgage-Backed Securities, 6.00%, 11/15/31	—(i)	190

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2014	11

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Investment Companies — 0.1%	Shares	Value

iShares S&P National Municipal Bond Fund (k)	46,296	$4,956,450

Total Long-Term Investments (Cost — $4,228,954,106) — 101.9%		4,512,546,999

Short-Term Securities	Par (000)

New Jersey — 1.2%
State of New Jersey, Refunding RB, TRAN, Series C, 2.00%, 6/26/14	$50,000	50,194,653

Tennessee — 0.4%
Shelby County Health Educational & Housing Facilities Board, Refunding RB, VRDN, Methodist Le Bonheur Healthcare (j):
Series A (US Bank NA SBPA), 0.09%, 4/01/14	14,600	14,600,000
Series B (US Bank NA SBPA), 0.08%, 4/01/14	4,200	4,200,000
		18,800,000

Short-Term Securities	Shares	Value

Money Market Funds — 4.4%

FFI Institutional Tax-Exempt Fund, 0.03% (k)(l)	192,935,284	$192,935,284

Total Short-Term Securities (Cost — $261,929,938) — 6.0%		261,929,937

Total Investments (Cost — $4,490,884,044*) — 107.9%		4,774,476,936

Other Assets Less Liabilities — 1.0%		44,394,236
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.9%)		(391,913,152)

Net Assets — 100.0%		$4,426,958,020

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$4,098,437,281

Gross unrealized appreciation		$296,244,410
Gross unrealized depreciation		(12,044,239)

Net unrealized appreciation		$284,200,171

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date.
(b)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(d)	Non-income producing security.
(e)	Security is collateralized by municipal or U.S. Treasury obligations.
(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Piper Jaffray & Co.	$ 36,006,480	$6,480

(g)	Represent bonds transferred to a TOB. In exchange for which the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.
(h)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expires July 1, 2017 is $834,226.
(i)	Amount is less than $500.
(j)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2014	12

Schedule of Investments (continued)	BlackRock National Municipal Fund

(k)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2013	Net Activity	Shares Held at March 31, 2014	Income

FFI Institutional Tax-Exempt Fund	109,118,875	83,816,409	192,935,284	$16,318
iShares S&P National Municipal Bond Fund	46,296	—	46,296	—

(l)	Represents the current yield as of report date.
Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
Fannie Mae	Federal National Mortgage Association
GARB	General Airport Revenue Bonds
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
PSF-GTD	Public School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family
SBPA	Stand-by Bond Purchase Agreements
SYNCORA	Syncora Guarantee
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

•	Financial futures contracts outstanding as of March 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

(500)	10-Year US Treasury Note	Chicago Board of Trade	June 2014	$ 61,750,000	$403,671

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2014	13

Schedule of Investments (continued)	BlackRock National Municipal Fund

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$4,956,450	$4,507,590,549	—	$4,512,546,999
Short-Term Securities	192,935,284	68,994,653	—	261,929,937
Total	$197,891,734	$4,576,585,202	—	$4,774,476,936

[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$403,671	—	—	$403,671

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2014	14

Schedule of Investments (concluded)	BlackRock National Municipal Fund

The carrying amount for certain of the Fund's assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$3,916,152	—	—	$3,916,152
Cash pledged for financial futures contracts	775,000	—	—	775,000
Liabilities:
TOB trust certificates	—	$(391,839,484)	—	(391,839,484)
Total	$4,691,152	$(391,839,484)	—	$(387,148,332)

There were no transfers between levels during the period ended March 31, 2014.
BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2014	15

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Alabama — 0.9%
Alabama 21st Century Authority, Refunding RB, Series A, 4.00%, 6/01/15	$2,000	$2,082,960
Alabama Federal Aid Highway Finance Authority, RB, Grant Appreciation, 5.00%, 9/01/16	5,130	5,666,290

		7,749,250

Alaska — 0.2%
Alaska Student Loan Corp., RB, Senior Series A, AMT, 5.00%, 6/01/16	2,000	2,107,900

Arizona — 0.1%
Phoenix Civic Improvement Corp., Refunding RB, Transit Excise Tax, Light Rail Project, 5.00%, 7/01/16	1,000	1,101,020

California — 9.3%
California Pollution Control Financing Authority, RB, Waste Management, Inc. Project Mandatory Put Bonds, AMT (a):
Series A, 0.85%, 11/01/38	4,000	3,999,640
Series A-1, 1.88%, 4/01/25	5,000	5,054,450
California Pollution Control Financing Authority, Refunding RB, USA Waste Services, Inc. Project, Series A, Mandatory Put Bonds, AMT, 2.63%, 6/01/18 (a)	3,000	3,008,580
California School Cash Reserve Program Authority, RB:
Series O, 2.00%, 12/31/14	3,000	3,027,960
Series P, 2.00%, 9/02/14	1,065	1,071,007
City of Long Beach California, Refunding RB, Series B, AMT (NPFGC), 5.50%, 5/15/14	5,215	5,249,002
County of Alameda California Transportation Authority, RB, 3.00%, 3/01/17	2,500	2,670,250
East Bay Municipal Utility District, Refunding RB, Wastewater System, 0.38%, 6/01/38 (a)	1,500	1,499,025
Los Angeles Unified School District, GO, Refunding, Series A-1, 5.00%, 7/01/15	6,000	6,362,460
State of California, GO, Economic Recovery Bonds, Series A (NPFGC), 5.00%, 7/01/15	3,805	3,851,041
Municipal Bonds	Par (000)	Value

California (concluded)
State of California, GO, Refunding:
(NPFGC), 5.00%, 9/01/16	$1,380	$1,529,440
Various Purpose, 5.00%, 4/01/15	10,360	10,858,730
Various Purpose, 4.00%, 11/01/15	3,430	3,633,845
Various Purpose, 5.00%, 4/01/16	10,000	10,906,000
Various Purpose, 5.00%, 9/01/16	3,000	3,324,870
Various Purpose, 5.00%, 2/01/17	10,000	11,193,500
State of California, GO, Various Purpose, 5.00%, 10/01/14	2,565	2,627,560

		79,867,360

Colorado — 0.1%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series C, 4.00%, 10/01/40 (a)	1,000	1,057,450

Connecticut — 3.0%
Connecticut Resources Recovery Authority, Refunding RB, Covanta Southeastern Connecticut Co. Project, Series A, AMT, 4.00%, 11/15/15	2,635	2,795,761
Connecticut State Development Authority, RB, Connecticut Light & Power Co., Series A, Mandatory Put Bonds, AMT, 1.55%, 5/01/31 (a)	13,200	13,341,372
State of Connecticut, GO, Series A, 2.00%, 10/15/15	6,695	6,883,331
State of Connecticut, RB, Special Tax Bonds, Transportation Infrastructure, Series A, 5.00%, 11/01/14	2,700	2,776,977

		25,797,441

Delaware — 1.4%
Delaware Transportation Authority, Refunding RB, Senior, 5.00%, 7/01/15	1,945	2,063,256
University of Delaware, Refunding RB, Series C, 0.70%, 11/01/37 (a)	10,000	10,011,700

		12,074,956

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2014	1

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Florida — 6.6%
Citizens Property Insurance Corp., RB, Senior Secured Series A-1:
Coastal Account, 5.00%, 6/01/15	$7,745	$8,169,349
Personal Lines & Commercial Lines Account, 5.00%, 6/01/16	10,000	10,891,600
City of Jacksonville Florida, Refunding RB, Series C, 5.00%, 10/01/16	1,280	1,420,877
County of Broward Florida Airport System, ARB, Series Q-1, 5.00%, 10/01/15	1,000	1,069,500
County of Miami-Dade Florida, Refunding ARB, Series A, AMT:
4.00%, 10/01/15	2,750	2,893,220
5.00%, 10/01/16	1,750	1,927,660
Florida State Board of Education, GO, Refunding, Series A, 5.00%, 1/01/15	7,395	7,664,844
Florida State Department of Environmental Protection, Refunding RB, Series A:
Everglades Restoration (AGC), 5.00%, 7/01/16	1,205	1,323,873
Florida Forever, 5.00%, 7/01/14	5,000	5,060,300
Greater Orlando Aviation Authority, Refunding RB, Airport Facilities, Series A, AMT (AGM), 5.00%, 10/01/14	2,500	2,560,900
Highlands County Health Facilities Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series I, 5.00%, 11/15/16	1,035	1,152,648
State of Florida, GO, Refunding, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series B, 5.00%, 7/01/16	3,375	3,719,182
State of Florida, GO, Refunding Series B, 5.00%, 6/01/16	8,200	9,007,208

		56,861,161

Georgia — 1.1%
City of Atlanta Georgia Department of Aviation, RB, Series B, 5.00%, 1/01/17	7,000	7,795,970
Municipal Bonds	Par (000)	Value
Georgia (concluded)
City of Atlanta Georgia Department of Aviation, Refunding RB, Series C, 5.00%, 1/01/17 (b)	$1,500	$1,665,360

		9,461,330

Hawaii — 0.8%
State of Hawaii, GO, Refunding, Series DG (AMBAC), 5.00%, 7/01/16	1,290	1,366,445
State of Hawaii, Refunding RB, Airport System, AMT, 5.00%, 7/01/14	5,000	5,060,700

		6,427,145

Idaho — 1.0%
Idaho Housing & Finance Association, RB, Unemployment Compensation, 5.00%, 8/15/14	8,585	8,739,015

Illinois — 3.2%
City of Chicago Illinois, Refunding GARB, O'Hare International Airport, Senior Lien, Series A, AMT:
5.00%, 1/01/16	3,000	3,225,600
5.00%, 1/01/16	4,500	4,838,400
County of Cook Illinois, GO, Refunding, Series A, 5.00%, 11/15/17	2,500	2,823,875
Illinois Finance Authority, Refunding RB, Hospital Sisters Services, Inc., Series C:
3.00%, 8/15/14	1,340	1,354,150
5.00%, 8/15/15	1,000	1,063,170
State of Illinois, GO:
4.00%, 7/01/16	3,000	3,215,700
4.00%, 2/01/17	2,000	2,149,000
State of Illinois, GO, Refunding, 5.00%, 1/01/18	5,000	5,598,800
State of Illinois, RB, Unemployment Insurance Fund Building Receipts, Series A, 5.00%, 6/15/16	2,500	2,748,325

		27,017,020

Indiana — 1.2%
City of Whiting Indiana, RB, BP Products North America, Inc., Mandatory Put Bonds, 2.80%, 6/01/44 (a)	3,325	3,339,397
Indiana Finance Authority, RB, Water Utilities, Citizens Energy Group Project, 2nd Lien, Series B, 3.00%, 10/01/14	5,000	5,066,900

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2014	2

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Indiana (concluded)
Indiana Finance Authority, Refunding RB, Marquette Project, 5.00%, 3/01/16	$1,425	$1,484,807

		9,891,104

Iowa — 0.5%
Iowa Student Loan Liquidity Corp., Refunding RB, Senior Series A-1, AMT, 3.10%, 12/01/14	4,135	4,158,528

Kentucky — 1.1%
County of Louisville & Jefferson Kentucky Metropolitan Government, GO, Refunding Series E, 4.00%, 11/15/16	4,450	4,855,528
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Series A, 5.00%, 7/01/17	4,500	4,972,005

		9,827,533

Louisiana — 1.8%
State of Louisiana, GO, Refunding, Series A (NPFGC), 5.00%, 8/01/14	12,000	12,195,120
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 5/15/16	3,000	3,221,070

		15,416,190

Maryland — 1.1%
Maryland State Transportation Authority, Refunding RB, Baltimore/Washington Thurgood Marshall Airport Project, AMT, 5.00%, 3/01/16	8,315	8,993,920

Massachusetts — 1.3%
City of Boston Massachusetts, GO, Refunding, Series B, 4.00%, 2/01/15	6,580	6,792,403
Commonwealth of Massachusetts, GO, Consolidated Loan, Series B, 5.00%, 8/01/15	2,500	2,660,625
Massachusetts Port Authority, RB, Series A, AMT, 5.00%, 7/01/16	1,625	1,780,691

		11,233,719

Michigan — 3.5%
Michigan Finance Authority, Refunding RB, Unemployment Obligation Assessment, Series A:
5.00%, 7/01/15	7,000	7,425,600
5.00%, 1/01/16	13,525	14,616,197
Municipal Bonds	Par (000)	Value

Michigan (concluded)
State of Michigan Trunk Line, Refunding RB, Series B (AGM), 5.00%, 9/01/15	$7,825	$8,344,815

		30,386,612

Minnesota — 0.7%
State of Minnesota, GO, Refunding, Various Purposes, Series D, 5.00%, 8/01/14	6,000	6,097,920

Nebraska — 0.1%
Nebraska Public Power District, Refunding RB, General, Series A, 5.00%, 1/01/16	1,000	1,079,770

Nevada — 4.9%
County of Clark Nevada, Refunding RB, Motor Vehicle Fuel Tax, 5.00%, 7/01/15	8,000	8,474,960
County of Clark Nevada School District, GO, Refunding, Limited Tax, Series A, 5.00%, 6/15/16	11,000	12,072,170
State of Nevada, Refunding RB:
5.00%, 12/01/16	5,000	5,590,250
5.00%, 6/01/17	14,000	15,832,460

		41,969,840

New Hampshire — 0.2%
State of New Hampshire, RB, Federal Highway, GAN, 5.00%, 9/01/16	1,250	1,383,337

New Jersey — 12.2%
County of Ocean New Jersey, GO, Refunding, 5.00%, 8/01/16	1,235	1,365,070
New Jersey Building Authority, Refunding RB, Series A, 5.00%, 6/15/15	13,880	14,663,387
New Jersey EDA, RB, School Facilities Construction Notes, Series G, SIFMA Index Notes, 0.64%, 2/01/15 (a)	3,000	3,004,350
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/14	4,000	4,037,960
School Facilities Construction, Series DD-1, 5.00%, 12/15/16	5,075	5,667,709
School Facilities Construction, Series EE, 5.00%, 9/01/15	1,650	1,760,748
New Jersey Educational Facilities Authority, RB, 5.00%, 6/01/17	12,910	14,578,101

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2014	3

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Barnabas Health, Series A, 5.00%, 7/01/14	$7,250	$7,329,315
Barnabas Health, Series A, 5.00%, 7/01/16	1,000	1,081,760
Meridian Health System, 5.00%, 7/01/14	2,000	2,023,260
Meridian Health System, 5.00%, 7/01/17	2,000	2,242,860
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 4, AMT, 0.90%, 5/01/15	1,690	1,690,490
New Jersey State Turnpike Authority, Refunding RB, Series C, 0.54%, 1/01/17 (a)	8,000	8,004,000
New Jersey Transit Corp., COP, Refunding Series A (AMBAC), 5.25%, 9/15/14	4,000	4,091,240
New Jersey Transportation Trust Fund Authority, RB:
Series AA, 4.00%, 6/15/16	2,850	3,065,403
Series B, 5.00%, 6/15/15	1,825	1,928,916
Transportation System, 5.75%, 6/15/16	6,275	6,986,711
New Jersey Transportation Trust Fund Authority, Refunding RB:
Series B (NPFGC), 5.50%, 12/15/15	2,745	2,986,423
Transportation System, Series A, 5.00%, 12/15/15	1,640	1,770,298
State of New Jersey, GO, Refunding, Series O, 5.00%, 8/01/16	2,300	2,542,696
State of New Jersey, GO, Tax-Exempt, Various Purposes, 5.00%, 6/01/16	12,075	13,265,112

		104,085,809

New Mexico — 0.3%
County of Albuquerque Bernalillo New Mexico Water Utility Authority, Refunding RB, Series B:
5.00%, 7/01/15	1,500	1,590,420
5.00%, 7/01/16	1,000	1,101,020

		2,691,440

Municipal Bonds	Par (000)	Value
New York — 19.0%
City of New York New York, GO, Refunding:
Series E, 5.00%, 8/01/15	$24,920	$26,518,867
Series F, 5.00%, 8/01/15	6,000	6,384,960
City of New York New York, GO, Sub-Series D-1, 5.00%, 8/01/15	15,165	16,137,986
Metropolitan Transportation Authority, Refunding RB, Series D, 4.00%, 11/15/15	1,400	1,484,826
New York City Transitional Finance Authority, RB, Future Tax Secured:
Sub-Series A, 5.00%, 8/01/16	4,880	5,385,910
Sub-Series C-1, 5.00%, 11/01/15	4,860	5,226,395
Sub-Series F-1, 5.00%, 5/01/15	2,000	2,104,500
Sub-Series I, 2.00%, 5/01/15	11,870	12,105,026
New York City Transitional Finance Authority, Refunding RB, Future Tax Secured, Sub-Series A, 5.00%, 11/01/15	5,455	5,866,252
New York State Dormitory Authority, RB:
General Purpose, Series A, 5.00%, 3/15/15	5,560	5,819,485
Series A, 4.00%, 3/15/17	4,000	4,381,480
Series B, 5.00%, 3/15/17	3,600	4,047,264
New York State Dormitory Authority, Refunding RB, NYU Hospital Center, Series A:
5.00%, 7/01/14	1,945	1,968,457
5.00%, 7/01/15	1,500	1,588,860
5.00%, 7/01/16	1,000	1,092,750
New York State HFA, RB, Affordable Housing, Series F (SONYMA), 0.75%, 5/01/15	2,000	2,006,760
New York State Local Government Assistance Corp., Refunding RB, Sub-Lien, Series A, 5.00%, 4/01/15	7,000	7,343,490
New York State Thruway Authority, RB, 2nd General Highway & Bridge Trust Fund Bonds, Series B, 5.00%, 4/01/15	2,150	2,254,039
New York State Thruway Authority, Refunding RB, General, Series I, 5.00%, 1/01/16	500	539,425
New York State Urban Development Corp., RB, Personal Income Tax, Series C, 5.00%, 3/15/17	6,470	7,273,833

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2014	4

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

New York (concluded)
New York State Urban Development Corp., Refunding RB, Personal Income Tax, Series D, 5.00%, 3/15/15	$7,335	$7,677,325
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/15	2,680	2,870,253
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 177th Series, AMT, 4.00%, 7/15/15	10,000	10,474,400
State of New York, GO, Refunding, Series C:
5.00%, 4/15/16	7,675	8,404,048
4.50%, 2/01/17	12,000	13,289,880

		162,246,471

North Carolina — 2.0%
North Carolina Capital Facilities Finance Agency, Refunding RB, High Point University, 4.00%, 5/01/16	1,770	1,862,164
North Carolina Medical Care Commission, Refunding RB, Healthcare Facilities Revenue, WakeMed, Series A, 4.00%, 10/01/15	730	768,697
North Carolina Municipal Power Agency No. 1, Refunding RB, Catawba Electric, Series A:
5.00%, 1/01/16	3,500	3,774,680
5.25%, 1/01/17	5,000	5,596,650
State of North Carolina, Refunding RB, Series B, 4.00%, 11/01/14	4,905	5,016,344

		17,018,535

Ohio — 0.3%
City of Cleveland Ohio, Public Power System, Refunding RB, 5.00%, 11/15/15	2,335	2,509,098

Oklahoma — 1.3%
County of Cleveland Oklahoma Educational Facilities Authority, LRB, Moore Public Schools Project:
5.00%, 6/01/15	2,050	2,158,240
5.00%, 6/01/16	845	918,591
Oklahoma Turnpike Authority, Refunding RB, 2nd Senior Series A, 5.00%, 1/01/15	7,875	8,161,807

		11,238,638

Municipal Bonds	Par (000)	Value

Pennsylvania — 5.5%
City of Philadelphia Pennsylvania, Refunding ARB, Series A, AMT:
5.00%, 6/15/15	$2,550	$2,689,434
5.00%, 6/15/17	2,000	2,227,880
Commonwealth of Pennsylvania, GO, 1st Series, 5.00%, 6/01/15	7,980	8,430,312
Commonwealth of Pennsylvania, GO, Refunding, 1st Series (NPFGC), 5.00%, 2/01/15	7,605	7,635,724
Pennsylvania Economic Development Financing Authority, RB, Waste Management, Inc. Project, 1.75%, 12/01/33 (a)	4,500	4,572,135
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A:
5.00%, 7/01/15	10,000	10,610,600
5.00%, 1/01/16	6,000	6,488,520
Pennsylvania IDA, Refunding RB, Economic Development, 5.00%, 7/01/15	2,500	2,644,850
State Public School Building Authority, RB, School District of Philadelphia Project, 5.00%, 4/01/15	1,710	1,789,224

		47,088,679

South Carolina — 0.9%
South Carolina Transportation Infrastructure Bank, Refunding RB (AMBAC):
Series A, 5.00%, 10/01/15	5,440	5,824,934
Series B, 5.25%, 10/01/14	2,000	2,050,760

		7,875,694

Texas — 3.8%
City of Corpus Christi Texas Utility System, Refunding RB, 4.00%, 7/15/17	2,000	2,194,360
City of Dallas Texas ISD, GO, Refunding (PSF-GTD), 4.00%, 2/15/15	2,200	2,274,382
City of Houston Texas, Refunding ARB, Subordinate Lien:
Series A, AMT, 5.00%, 7/01/14	4,000	4,048,560
Series B, 5.00%, 7/01/14	1,500	1,517,940
County of Comal Texas ISD, GO, Refunding, Unlimited Tax, Series A (PSF-GTD), 4.00%, 2/01/16	1,500	1,599,105

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2014	5

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Texas (concluded)
County of Harris Texas, Refunding RB, Toll Road, Senior Lien, Series B-1 (NPFGC), 5.00%, 8/15/14	$1,295	$1,318,349
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB:
Memorial Hermann Health System, Series A, 4.00%, 12/01/16	525	569,037
Methodist Hospital System, Series B, 5.25%, 12/01/14	2,600	2,687,906
Lower Colorado River Authority, Refunding RB:
5.00%, 5/15/14 (c)	15	15,089
5.00%, 5/15/14 (c)	50	50,298
5.00%, 5/15/16	2,490	2,722,765
Northside Texas ISD, GO, Refunding, 5.00%, 2/15/17	6,910	7,739,753
Texas A&M University System Board of Regents, Refunding RB, 5.00%, 7/01/16	5,005	5,517,762

		32,255,306

Virginia — 5.9%
Commonwealth of Virginia, GO, Series B (b):
4.00%, 6/01/16	5,000	5,389,000
5.00%, 6/01/17	14,460	16,391,567
County of Chesterfield Virginia, GO, Refunding, Series B, 5.00%, 1/01/15	2,810	2,912,762
Virginia College Building Authority, RB, 21st Century College & Equipment Programs, Series A, 5.00%, 2/01/16	11,910	12,911,869
Virginia Commonwealth Transportation Board, Refunding RB, Series B, 5.00%, 5/15/16	7,835	8,591,547
Virginia Public School Authority, RB, Series I, 5.00%, 4/15/15	3,970	4,169,731

		50,366,476

Washington — 2.4%
County of King Washington, GO (FGIC) (d):
5.00%, 1/01/15	14,565	15,094,292
Municipal Bonds	Par (000)	Value
Washington (concluded)
County of King Washington, GO (FGIC) (d) (concluded):
5.00%, 1/01/15	$5,435	$5,632,508

		20,726,800

Wisconsin — 3.6%
State of Wisconsin, GO, Refunding, 5.00%, 5/01/17 (b)	7,880	8,891,162
Series 1 (NPFGC), 5.00%, 5/01/16	2,500	2,625,500
State of Wisconsin, Refunding RB, Series 1, 5.00%, 7/01/16	10,000	11,005,500
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.13%, 8/15/27 (a)	7,500	8,254,200

		30,776,362

Total Long-Term Investments (Cost — $863,687,044) — 101.3%		867,578,829

Short-Term Securities

Illinois — 1.9%
Regional Transit Authority, GO, Refunding, ERS, VDRN, Series B, 0.50%, 7/01/14 (e)	16,300	16,300,000

	Shares

Money Market Funds — 0.1%
FFI Institutional Tax-Exempt Fund, 0.03% (f)(g)	599,191	599,191

Total Short-Term Securities (Cost — $16,899,191) — 2.0%		16,899,191

Total Investments (Cost — $880,586,235*) — 103.3%		884,478,020
Liabilities in Excess of Other Assets — (3.3)%		(28,261,004)

Net Assets — 100.0%		$856,217,016

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$880,586,235

Gross unrealized appreciation		$4,156,023
Gross unrealized depreciation		(264,238)

Net unrealized appreciation		$3,891,785

Notes to Schedule of Investments

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2014	6

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund

(a)	Variable rate security. Rate shown is as of report date.
(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

JPMorgan Securities LLC	$21,780,567	$29,052
Morgan Stanley & Co., Inc.	$8,891,162	$(24,743)
Siebert Brandford Shank & Co., LLC	$1,665,360	$3,645

(c)	Security is collateralized by municipal or U.S. Treasury obligations.
(d)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2013	Net Activity	Shares Held at March 31, 2014	Income

FFI Institutional Tax-Exempt Fund	3,026,240	(2,427,049)	599,191	$ 3,762

(g)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERS	Extendible Reset Securities
FGIC	Financial Guaranty Insurance Co.
GAN	Grant Anticipation Notes
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
SIFMA	Securities Industry and Financial Markets Association
SONYMA	State of New York Mortgage Agency

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2014	7

Schedule of Investments (concluded)	BlackRock Short-Term Municipal Fund

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$867,578,829	—	$867,578,829
Short-Term Securities	$599,191	16,300,000	—	16,899,191

Total	$599,191	$883,878,829	—	$884,478,020

[1] See above Schedule of Investments for values in each state or political subdivision.
The carrying amount for certain of the Fund's assets approximates fair value for financial reporting purposes. As of March 31, 2014, cash of $14,747,064 is categorized as Level 1 within the disclosure hierarchy.
There were no transfers between levels during the period ended March 31, 2014.

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2014	8

Item 2 – Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Fund, Inc.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Municipal Bond Fund, Inc.

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Municipal Bond Fund, Inc.

Date: May 23, 2014

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Municipal Bond Fund, Inc.

Date: May 23, 2014